INVENTORIES	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES	4. INVENTORIES Inventories consist of the following at June 30, 2022 and December 31, 2021:
	2022	2021

Raw materials	$24,636	$13,366
Finished goods	125,453	97,298
Total inventories	$150,089	$110,664